PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property Plant and Equipment
Less: accumulated depreciation	$ (341)	$ (183)
Total	444	490
Depreciation expenses	164	139	$ 64
Laboratory equipment
Property Plant and Equipment
Property and equipment	474	368
Transportation equipment
Property Plant and Equipment
Property and equipment	49	54
Office equipment
Property Plant and Equipment
Property and equipment	75	64
Leasehold improvements
Property Plant and Equipment
Property and equipment	$ 187	$ 187